Income taxes	12 Months Ended
Dec. 31, 2025
Income taxes [abstract]
Income taxes
25.	Income taxes

The reconciliation of income tax expense for the years ended December 31, 2025, 2024 and 2023 consists of the following:

	2025	2024	2023
	$	$	$
Loss from continuing operations before income taxes	(26,956,840)	(14,915,529)	(18,230,588)
Statutory federal and provincial tax rate	26.50%	26.50%	26.50%
Income tax recovery at the statutory tax rate	(7,143,560)	(3,952,615)	(4,831,106)
Non-deductible and other expenses	4,429,550	—	—
Permanent differences	—	(118,813)	2,557,822
Book to filing adjustments	176,680	—	(119,668)
Share issuance cost booked directly to equity	—	(126,188)	—
Impact of tax rate changes	—	(197,652)	(42,277)
Foreign exchange	—	2,250,728	(582,404)
Change in tax benefits not recognized	2,537,330	2,144,540	3,017,633
	—	—	—

Deferred Tax

The following table summarizes the components of deferred tax:

2025
$
Deferred tax assets
Capital lease obligation	27,340
Operating tax losses carried forward	1,214,700
Subtotal of assets	1,242,040

Deferred tax liabilities
Intangible assets	(1,189,740)
Right of use assets	(27,120)
Investments	(25,180)
Subtotal of liabilities	(1,242,040)

Net deferred tax liability	-

Deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

Unrecognized Deferred Tax Assets

Deferred tax assets have not been recognized in respect of the following temporary differences as at December 31, 2025 and 2024:

	2025	2024	2023
	$	$	$
Non-capital losses - Canada	106,969,370	96,555,590	88,880,329
Net-operating loss - US	5,073,170	5,073,167	5,073,156
Share-issuance costs	299,950	631,807	1,046,314
Capital losses carried forward	3,411,920	3,248,902	3,534,651
Other investments	—	2,320,154	2,528,002
IFRS 16	—	294	5,814
Digital assets	913,630	—	—
Property, plant and equipment	855,630	1,249,717	849,854
Total	117,523,670	109,079,631	101,918,120

The Company’s Canadian non-capital income tax losses expire as follows:

2038	$2,526,050
2039	11,506,050
2040	20,471,120
2041	18,965,290
2042	19,965,190
2043	10,886,680
2044	12,658,210
2045	9,990,770
$106,969,360

The Company has cumulative US federal net operating loss carryforwards of approximately $5.07 million which will start to expire in 2026. Utilization of net operating loss carryforwards may be subject to limitations in the event of a change in ownership pursuant to United States Internal Revenue Code (“IRC”) § 382, and similar state provisions. As a result of the acquisition of Prismic on June 28, 2019, the preacquisition net operating loss carry forwards of approximately $4.93 million could be subject to IRC § 382 limitation as the acquisition could constitute a change of ownership.